As filed with the Securities and Exchange Commission on May 8, 2014

1933 Act File No. 333-173167

1940 Act File No. 811-22540

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 24	☒
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 25	☒
(Check appropriate box or boxes.)

FQF TRUST

(Exact name of Registrant as Specified in Charter)

60 State Street, Suite 700

Boston, MA 02109

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 292-9801

Name and Address of Agent for Service:	With a Copy to:
Ronald C. Martin, Vice President	Stacy L. Fuller, Esq.
60 State Street, Suite 700	K&L Gates LLP
Boston, MA 02109	1601 K Street, N.W.
Washington, D.C. 20006-1600

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on June 6, 2014 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on _______________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory note:

The sole purpose of this filing is to delay, until June 6, 2014, the effectiveness of the Registrant’s Post-Effective Amendment No. 5 to its Registration Statement. Post-Effective Amendment No. 5 to the Trust’s Registration Statement relates to the QuantShares U.S. High Dividend Absolute Return Fund, QuantShares U.S. Low Beta Absolute Return Fund, QuantShares U.S. Relative Value Fund, QuantShares U.S. Low Beta Fund, QuantShares U.S. High Quality Fund and QuantShares U.S. High Momentum Fund. Post-Effective Amendment No. 5 was previously delayed in Post-Effective Amendment No. 6 on February 15, 2013, in Post-Effective Amendment No. 7 on March 14, 2013, in Post-Effective Amendment No. 8 on April 12, 2013, in Post-Effective Amendment No. 9 on May 8, 2013, in Post-Effective Amendment No. 10 on June 6, 2013, in Post-Effective Amendment No. 11 on July 3, 2013, in Post-Effective Amendment No. 12 on August 1, 2013, in Post-Effective Amendment No. 13 on August 29, 2013, in Post-Effective Amendment No. 14 on September 26, 2013, in Post-Effective Amendment No. 15 on October 24, 2013, in Post-Effective Amendment No. 18 on November 21, 2013, in Post-Effective Amendment No. 19 on December 19, 2013, in Post-Effective Amendment No. 20 on January 16, 2014, in Post-Effective Amendment No. 21 on February 13, 2014, in Post-Effective Amendment No. 22 on March 13, 2014, and in Post-Effective Amendment No. 23 on April 10, 2014. Parts A, B and C of Registrant’s Post-Effective Amendment No. 5, filed on December 3, 2012, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 8th day of May 2014.

FQF TRUST By: /s/ William DeRoche William DeRoche, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/William DeRoche	President	May 8, 2014
William DeRoche

/s/William Cox	Principal Financial Officer and Treasurer	May 8, 2014
William Cox

/s/Peter A. Ambrosini	Trustee	May 8, 2014
Peter A. Ambrosini*

/s/Joseph A. Franco	Trustee	May 8, 2014
Joseph A. Franco*

/s/ Ronald C. Martin, Jr.	Trustee	May 8, 2014
Ronald C. Martin, Jr.

/s/Richard S. Robie III	Trustee	May 8, 2014
Richard S. Robie III*

*Signatures affixed by Stacy L. Fuller on May 8, 2014 pursuant to a power of attorney filed May 26, 2011 with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540.